UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

T-REX 2X Long NFLX Daily Target ETF

ITEM 1.(a).    Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT FEBRUARY 28, 2025
T-REX 2X LONG NFLX DAILY TARGET ETF
TICKER: NFLU (Listed on the Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Long NFLX Daily Target ETF for the period of September 27, 2024 (inception) to February 28, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/nflu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long NFLX Daily Target ETF	$61¹	1.05%²

¹ Costs are for the period of September 27, 2024 to February 28, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Key Fund Statistics

(as of February 28, 2025)
Fund Net Assets	$7,355,794
Number of Holdings	2
Total Advisory Fee	$19,335
Annual Portfolio Turnover	0.00%

What did the Fund invest in?

(% of Net Assets as of February 28, 2025)

Market Exposure

Total Return Swap Contracts: 200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	85.04%
Other Assets Net of Liabilities	7.95%
Derivatives	7.01%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/nflu/.

T-Rex 2X Long NFLX Daily Target ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the period ended February 28, 2025* (unaudited)

T-REX 2X LONG NFLX DAILY TARGET ETF

* The Fund commenced operations on September 27, 2024.

T-REX 2X LONG NFLX DAILY TARGET ETF
Schedule of Investments	February 28, 2025 (unaudited)
Other assets, net of liabilities - 100.00%(a)	$7,355,794
TOTAL NET ASSETS - 100.00%	$7,355,794
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured LLC	Netflix, Inc.	Receive	(OBFR01(b) + 100bps)	Monthly	12/4/2025	$11,454,902	$636,796
Clear Street Derivatives LLC	Netflix, Inc.	Receive	(OBFR01(b) + 100bps)	Quarterly	10/7/2026	$3,257,420	$(120,899)
TOTAL RETURN SWAP CONTRACTS						$14,712,322	$515,897

(a)    Includes cash which is being held as collateral for total return swap contracts.

(b)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of February 28, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  FEBRUARY 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Statement of Assets and Liabilities	February 28, 2025 (unaudited)
ASSETS
Cash collateral held for open total return swap contracts (Note 1)	$5,510,306
Cash	744,714
Net unrealized appreciation on total return swap contracts	515,897
Due from counterparty on total return swap contracts	591,572
TOTAL ASSETS	7,362,489
LIABILITIES
Accrued advisory fees (Note 2)	6,695
TOTAL LIABILITIES	6,695
NET ASSETS	$7,355,794
Net Assets Consist of:
Paid-in capital	$5,953,931
Distributable earnings (accumulated deficits)	1,401,863
Net Assets	$7,355,794
NET ASSET VALUE PER SHARE
Net Assets	$7,355,794
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	170,000
Net Asset Value and Offering Price Per Share	$43.27

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  FEBRUARY 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Statement of Operations	Period Ended February 28, 2025* (unaudited)
INVESTMENT INCOME
Investment income	$—
Total investment income	—
EXPENSES
Investment Advisory fees (Note 2)	19,335
Total expenses	19,335
Net investment income (loss)	(19,335)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on total return swap contracts	905,301
Net change in unrealized appreciation (depreciation) on total return swap contracts	515,897
Total net realized and unrealized gain (loss) on total return swap contracts	1,421,198
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,401,863

*   The Fund commenced operations on September 27, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  FEBRUARY 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Statement of Changes in Net Assets	Period Ended February 28, 2025* (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$(19,335)
Net realized gain (loss) on total return swap contracts	905,301
Net change in unrealized appreciation (depreciation) of total return swap contracts	515,897
Increase (decrease) in net assets from operations	1,401,863
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares issued	11,835,751
Shares redeemed	(5,881,820)
Increase (decrease) in net assets from capital stock transactions	5,953,931
NET ASSETS
Increase (decrease) during period	7,355,794
Beginning of period	—
End of period	$7,355,794

*   The Fund commenced operations on September 27, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  FEBRUARY 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout The Period
September 27, 2024* through February 28, 2025 (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	(0.18)
Net realized and unrealized gain (loss) on total return swap contracts(5)	18.45
Total from investment activities	18.27
Net asset value, end of period	$43.27

Total Return(2)	73.08%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses	1.05%
Net investment income (loss)	(1.05%)
Portfolio turnover rate(4)	0.00%
Net assets, end of period (000’s)	$7,356

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Total return is for the period indicated and has not been annualized.

(3)   Ratios to average net assets have been annualized.

(4)   Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

(5)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*   Commencement of operations.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  FEBRUARY 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Notes to Financial Statements	February 28, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-Rex 2X Long NFLX Daily Target ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933. The Fund commenced operations on September 27, 2024.

The Fund’s investment objective is to seek daily investment results, before fees and expenses, of 200% of the daily performance of Netflix, Inc. (NASDAQ: NFLX).

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such

6
FINANCIAL STATEMENTS | February 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Notes to Financial Statements - continued	February 28, 2025 (unaudited)

exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service, at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

7
FINANCIAL STATEMENTS | February 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Notes to Financial Statements - continued	February 28, 2025 (unaudited)

interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Unrealized Appreciation on Total Return Swap Contracts	$—	$515,897	$—	$515,897
	$—	$515,897	$—	$515,897

Refer to the Fund’s Schedules of Investments for a listing of the securities by type.

The Fund held no Level 3 securities at any time during the period ended February 28, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

8
FINANCIAL STATEMENTS | February 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Notes to Financial Statements - continued	February 28, 2025 (unaudited)

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended February 28, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes it’s net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order

9
FINANCIAL STATEMENTS | February 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Notes to Financial Statements - continued	February 28, 2025 (unaudited)

is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of February 28, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
T-REX 2X LONG NFLX DAILY TARGET ETF	10,000	$250	$432,700

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance

10
FINANCIAL STATEMENTS | February 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Notes to Financial Statements - continued	February 28, 2025 (unaudited)

from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

The Fund may enter into total return swaps, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swaps entered into by the Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, the Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. The Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

11
FINANCIAL STATEMENTS | February 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Notes to Financial Statements - continued	February 28, 2025 (unaudited)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by the Fund as of February 28, 2025.

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured	$636,796	$—	$636,796	$—	$636,796
Clear Street	—	120,899	(120,899)	(120,899)	—
	$636,796	$120,899	$515,897	$(120,899)	$636,796

*     Statement of Assets and Liabilities location: Net unrealized appreciation (depreciation) of total return swap contracts.

**    The actual collateral pledged (received) may be more than the amounts shown.

The average monthly notional amount of the total return swap contracts during the period ended February 28, 2025 was $9,300,791.

As of February 28, 2025, the Fund was invested in derivative contracts, which are reflected in the Statement of Assets and Liabilities, as follows:

Derivative Assets
Risk	Derivative Type	Statement of Assets and Liabilities Location	Fair Value Amount
Equity	Total return swap contracts	Net unrealized appreciation on total return swap contracts	$ 515,897

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period ended February 28, 2025 is as follows:

Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) on Derivatives**
$905,301	$515,897

*     Statement of Operations location: Net realized gain (loss) on total return swap contracts.

**    Statement of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

12
FINANCIAL STATEMENTS | February 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Notes to Financial Statements - continued	February 28, 2025 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at a rate of 1.05%.

REX Advisers, LLC (“REX”), a Delaware limited liability company and investment adviser registered with the SEC, located in Fairfield, Connecticut, is an independent sponsor of ETFs. REX’s research was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. REX is not related to the Advisor, the Fund or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares in particular, or as to the ability of any Fund to meet its investment objective.

13
FINANCIAL STATEMENTS | February 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Notes to Financial Statements - continued	February 28, 2025 (unaudited)

The Advisor has entered into an agreement with REX pursuant to which REX and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except excluded expenses. REX will also provide marketing support for the Funds including, but not limited to, distributing the Funds’ materials and providing the Funds with access to and the use of REX’s other marketing capabilities, including communications through print and electronic media. For its services, REX is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Funds.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these fees.

14
FINANCIAL STATEMENTS | February 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Notes to Financial Statements - continued	February 28, 2025 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 – INVESTMENTS

During the period ended February 28, 2025, there were no purchases or sales of long term securities, or purchases or sales of in-kind transactions associated with creations and redemptions.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. There were no distributions paid during the period ended February 28, 2025.

As of February 28, 2025 the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated net investment income (accumulated deficits)	$(19,335)
Accumulated net realized gain (loss)	905,301
Net unrealized appreciation (depreciation)	515,897
$1,401,863
15
FINANCIAL STATEMENTS | February 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Notes to Financial Statements - continued	February 28, 2025 (unaudited)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$—	$515,897	$—	$515,897

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc., and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period ended February 28, 2025
Shares sold	320,000
Shares redeemed	(150,000)
Net increase (decrease)	170,000
16
FINANCIAL STATEMENTS | February 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Notes to Financial Statements - continued	February 28, 2025 (unaudited)

NOTE 6 – RISKS OF INVESTING IN THE FUND

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

On April 2, 2025, the United States announced its plan to implement worldwide tariffs which was far greater than anticipated. This event has caused a macroeconomic shock to the world economy and a significant increase in uncertainty in the equity markets. As the situation remains ever changing, it is unclear at this time what the short term and long term effects on the funds investment performance and operations will be. Management is currently monitoring and evaluating the impact these tariffs may have on both.

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already noted above, no additional items require disclosure.

17
FINANCIAL STATEMENTS | February 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Funds from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

This semi-annual report pertains only to the T-REX 2X Long NFLX Daily Target ETF; however, the disclosure below pertains to that fund and other certain series managed by Tuttle Capital Management, LLC (the “Tuttle ETFs”), that have not commenced operations. Once those funds commence operations, this disclosure will be provided again in the next financial report that is prepared and applicable to those funds.

At a meeting held on June 25-26, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the proposed Investment Advisory Agreement (the “Tuttle Advisory Agreement”) between the Trust and Tuttle Capital Management, LLC (“Tuttle,” or the “Adviser”), with respect to the Tuttle ETFs. The Board reflected on its discussions with the representatives from Tuttle earlier in the Meeting regarding the manner in which the Tuttle ETFs are to be managed and the roles and responsibilities of Tuttle under the Tuttle Advisory Agreement.

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Tuttle Advisory Agreement and the responses of Tuttle to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the response included information on the personnel of and services to be provided

18
FINANCIAL STATEMENTS | february 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Supplemental Information (unaudited) - continued

by Tuttle, an expense comparison analysis for the Tuttle ETFs and comparable ETFs, and the Tuttle Advisory Agreement. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Tuttle Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Tuttle; (ii) the investment performance of Tuttle; (iii) the costs of the services to be provided and profits to be realized by Tuttle from the relationship with the Tuttle ETFs; (iv) the extent to which economies of scale would be realized if the Tuttle ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of their respective investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tuttle Advisory Agreement, including: (i) information regarding the services and support to be provided by Tuttle to the Tuttle ETFs and their shareholders; (ii) presentations by management of Tuttle addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Tuttle ETFs; (iii) information pertaining to the compliance structure of Tuttle; (iv) disclosure information contained in the Tuttle ETFs’ registration statements and the firm’s Form ADV and/or the policies and procedures of the firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tuttle Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Tuttle, including financial information, personnel and the services to be provided by Tuttle to the Tuttle ETFs, the firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Tuttle ETFs and comparative expense information for other ETFs with strategies similar to the Tuttle ETFs prepared by an independent third party; (iii) the anticipated effect of size on the Tuttle ETFs’ performance and expenses; and (iv) benefits anticipated to be realized by Tuttle from its relationship with the Tuttle ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Tuttle Advisory Agreement and each Trustee

19
FINANCIAL STATEMENTS | february 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Supplemental Information (unaudited) - continued

may have afforded different weight to the various factors. In deciding whether to approve the Tuttle Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Tuttle.

In this regard, the Board considered the responsibilities of Tuttle under the Tuttle Advisory Agreement. The Board reviewed the services to be provided by Tuttle to the Tuttle ETFs, including, without limitation, the processes of Tuttle for assuring compliance with the Tuttle ETFs’ investment objectives and limitations; Tuttle’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Tuttle for the Tuttle ETFs among the service providers; and the anticipated efforts of Tuttle to promote the Tuttle ETFs and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Tuttle; the education and experience of the firm’s personnel; and information provided regarding the firm’s compliance program and policies and procedures. After reviewing the foregoing and further information from Tuttle, the Board concluded that the quality, extent, and nature of the services to be provided by Tuttle was satisfactory and adequate for the Tuttle ETFs.

The investment performance of Tuttle.

The Board noted that the Tuttle ETFs had not yet commenced operations. The Trustees considered Tuttle’s experience in managing other ETFs with similar strategies as the Tuttle ETFs.

The costs of services to be provided and profits to be realized by Tuttle from the relationship with the Tuttle ETFs.

In this regard, the Board considered the financial condition of Tuttle and the level of commitment to the Tuttle ETFs by Tuttle. The Board also considered the projected assets and proposed expenses of the Tuttle ETFs, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Tuttle. The Trustees considered the unitary fee structure proposed by Tuttle. The Board compared the proposed unitary fee of each of the Tuttle ETFs to the advisory fees and net expense ratios of ETFs of funds in a custom category selected by Broadridge from its Morningstar category (“Category”), and a peer group selected by Broadridge from its Category (“Peer Group”). The Trustees noted that each of the swap-based Tuttle ETF’s proposed unitary fee was higher than the median advisory fee of their Category and Peer Group, while its projected net expense ratio was lower than the median of its

20
FINANCIAL STATEMENTS | february 28, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Supplemental Information (unaudited) - continued

Category and Peer Group. The Trustees acknowledged Tuttle’s representation that the proposed advisory fees are appropriate and competitively priced for actively managed funds that require unique services such as those provided by Tuttle. The Trustees also noted that Tuttle does not manage any separate accounts with strategies similar to those of the Tuttle ETFs. After further consideration, the Board concluded that the projected profitability and fees to be paid to Tuttle were within an acceptable range in light of the services to be rendered by Tuttle.

The extent to which economies of scale would be realized as the Tuttle ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Tuttle ETFs’ investors.

The Trustees considered that it was not anticipated that the Tuttle ETFs would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Tuttle ETFs; the basis of decisions to buy or sell securities for the Tuttle ETFs; and the substance and administration of the Code of Ethics and other relevant policies of Tuttle. The Board noted that Tuttle has represented that swap transactions are not eligible for soft dollars and that it does not anticipate utilizing commission recapture with regard to the Tuttle ETFs. The Board also considered potential benefits for Tuttle in managing the Tuttle ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of Tuttle relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Tuttle from managing the Tuttle ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Tuttle Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Tuttle Advisory Agreement.

21
FINANCIAL STATEMENTS | february 28, 2025

ITEM 8.       CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.      REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.       STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.      CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.      RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.      EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: May 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: May 2, 2025
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: May 2, 2025

*   Print the name and title of each signing officer under his or her signature.